INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
INCOME TAX EXPENSE

NOTE 29 — INCOME TAX EXPENSE

The Group is subject to income taxes in the countries of Indonesia, Singapore, New Zealand, United States, United Kingdom and South Africa.

The provision for income taxes consists of the following provisions (benefits):

	Years ended December 31,
	2023	2022	2021
Current tax:
Current tax on profits for the year	$32,115	$220,570	-
	32,115	220,570	-
Deferred income tax:
(Increase) decrease in deferred tax assets	-	29,240	(29,230)
Decrease in deferred tax liabilities	(1,110,801)	(1,313,406)	(99,622)
	(1,110,801)	(1,284,166)	(128,852)
Benefit from income taxes	$(1,078,686)	$(1,063,596)	(128,852)

The provision for income taxes by country consists of the following provisions (benefits):

	INDONESIA	NEW ZEALAND	SINGAPORE	SOUTH AFRICA	UK	USA	CONSOLIDATED

Current Expense
State						200	200
Foreign	$-	$(6,050)	$-	$(2,802)	$40,767	$-	$31,915
Total Current Tax Expense	-	(6,050)	-	(2,802)	40,767	200	32,115

Deferred Expense
Federal	-	-	-	-	-	(706,102)	(706,102)
State	-	-	-	-	-	(131,487)	(131,487)
Foreign	-	(83,410)	-	11,044	(200,846)	-	(273,212)
Total Deferred Tax Expense	-	(83,410)	-	11,044	(200,847)	(837,589)	(1,110,801)

(Benefit from) Provision for Income Taxes	$-	$(89,460)	$-	$8,242	$(160,079)	$(837,389)	$(1,078,686)

The reconciliation of income taxes at the statutory rate of Singapore to the effective tax rates for the years ended December 31, 2023 and 2022 is as follows:

	Year ended December 31,
	2023	2022	2021
Loss from continuing operations before provision for income taxes	$(6,208,871)	$(56,315,143)	(4,681,050)
Tax at the Singapore rate of 17%	(1,055,508)	(9,573,574)	(785,069)
Reconciling items:
Permanent differences	(2,380,272)	5,867,054	31,272
Current period net operating losses not recognised as a deferred tax asset	1,600,731	3,019,483	743,997
Rate differential – non-Singapore entities	(183,113)	(736,092)	(55,045)
Other deferred tax activity	939,476	359,533)	(64,007)
Benefit from income taxes	$(1,078,686)	$(1,063,596)	(128,852)